Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
Note 3 - Recently Issued Accounting Standards
Adoption of new accounting standards
In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20). The amendments in this ASU removes certain disclosure requirements and introduces new ones including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation, plan assets to be returned to the entity and accumulated benefit obligation in excess of the fair value of related funding assets. These amendments to disclosure requirements are mandated for defined benefit plans from January 1, 2021. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments remove certain exceptions previously available and provides additional calculation rules to help simplify the accounting for income taxes. These amendments are effective from January 1, 2021. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Audited Consolidated Financial Statements or Other Significant Matters
ASU 2020-06 Debt - Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity's Own Equity (Topic 815)	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.	January 1, 2022	No material impact expected
ASU 2021-04 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40)	The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). Holder's accounting is not affected by these amendments.	January 1, 2022	No material impact expected
ASU 2021-05 Leases (Topic 842) - Lessors - Certain leases with Variable Lease Payments	The amendments affect lessors with lease contracts that have variable lease payments that do not depend on a reference index or a rate and would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing leases. The new guidance amends the lease classification requirements where lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if certain criteria are met. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not recognize the underlying asset, and, therefore, does not recognize a selling profit or loss.	January 1, 2022	No material impact expected
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments in this Update require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of and after a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination	January 1, 2023	Under evaluation
ASU 2021-10—Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance	The amendments in this Update require the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy:
1) Information about the nature of the transactions and the related accounting policy used to account for the transactions
2) The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item
	3) Significant terms and conditions of the transactions, including commitments and contingencies.	January 1, 2022	No material impact expected
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.